Credit Facilities and Lease Obligations - Other Lease Related Expenses (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Financial Instruments [Abstract]
Interest expense on lease obligations	$ 6.6
Variable lease payments not included in the measurement of lease obligations	0.7
Expenses relating to short-term leases or low-value leases	$ 4.6